Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract ]
2025	$ 225,986
2026	133,551
2027	16,669
Total future minimum lease payments	376,206
Less: imputed interest	(14,021)
Present value of lease liabilities	$ 362,185	$ 370,684